Management incentive agreement (Tables)	12 Months Ended
Dec. 31, 2020
2016 HeadHunter Unit Option Plan
Management incentive agreement
Summary of awards issued

The following awards were issued as at December 31, 2020:

Awards series	Number		Exercise	Fair value
	of		price	at grant
	units	Grant date	(per unit)	date
			RUB’000	RUB’000
Series 1	801	May 10, 2016	500	160,871
Series 2	20	September 1, 2017	500	25,511
Series 3	15	September 1, 2017	900	15,415
Series 4	12	December 1, 2017	900	13,070
Series 5	8	March 1, 2018	900	8,478
Series 6	14	May 28, 2019	500	27,671
Series 7	20	May 28, 2019	1,250	22,191

Schedule of weighted average valuation assumptions

The weighted average assumptions used in the BSM pricing model for grants made were as follows:

	Awards series
	Series 1	Series 2	Series 3	Series 4	Series 5
Expected volatility	39%	39%	39%	39%	39%
Expected dividend yield	—	—	—	—	—
Risk-free interest rate	7.7%	7.7%	7.7%	7.3%	6.4%
Expected life at grant date (years)	5.66	3.24	3.24	2.99	1.66

Summary of movement of awards

The movement of the awards of Series 1 – 7 were as follows:

	For the year ended December 31,
	2020	2019
Outstanding at beginning of the period (units)	890	886
Granted during the period (units)	—	34
Forfeited during the period (units)	—	(30)
Exercised during the period (units)	—	—
Expired during the period (units)	—	—
Outstanding at end of the period (units)	890	890

2018 HeadHunter Unit Option Plan
Management incentive agreement
Summary of awards issued

	Number of	Date grant approved by	Exercise price	Fair value at grant
Awards series	units	the Board of Directors	(per unit)	date
			USD	RUB’000

Series 1	300	May 28, 2019	13.50	265,394
Series 2	41	March 5, 2020	21.23	30,787
Series 3	33	May 26, 2020	18.92	40,448

Schedule of weighted average valuation assumptions

The weighted average assumptions used in the Monte-Carlo pricing model for the for the Series 1 award installments were as follows:

	Tranche 1	Tranche 2	Tranche 3	Tranche 4	Tranche 5
Expected volatility	43%	43%	43%	43%	43%
Expected dividend yield	1.53%	1.53%	1.53%	1.53%	1.53%
Risk-free interest rate	1.74%	1.77%	1.80%	1.86%	1.92%
Expected life at grant date (years)	3	4	5	6	7
Forfeiture rate	3.39%	3.39%	3.39%	3.39%	3.39%
Fair value (per unit), in thousands of Russian Roubles	763	859	932	996	1,028
Total fair value, in thousands of Russian Roubles	44,205	49,815	54,036	57,738	59,600

The weighted average assumptions used in the Monte-Carlo pricing model for the Series 2 award installments were as follows:

	Tranche 1	Tranche 2	Tranche 3	Tranche 4	Tranche 5
Expected volatility	50%	50%	50%	50%	50%
Expected dividend yield	1.94%	1.94%	1.94%	1.94%	1.94%
Risk-free interest rate	0.29%	0.33%	0.37%	0.46%	0.55%
Expected life at grant date (years)	3	4	5	6	7
Forfeiture rate	3.39%	3.39%	3.39%	3.39%	3.39%
Fair value (per unit), in thousands of Russian Roubles	498	668	802	924	994
Total fair value, in thousands of Russian Roubles	3,946	5,292	6,355	7,319	7,875

The weighted average assumptions used in the Monte-Carlo pricing model for the Series 3 award installments were as follows:

	Tranche 1	Tranche 2	Tranche 3	Tranche 4	Tranche 5
Expected volatility	50%	50%	50%	50%	50%
Expected dividend yield	1.85%	1.85%	1.85%	1.85%	1.85%
Risk-free interest rate	0.22%	0.27%	0.32%	0.42%	0.51%
Expected life at grant date (years)	3	4	5	6	7
Forfeiture rate	3.39%	3.39%	3.39%	3.39%	3.39%
Fair value (per unit), in thousands of Russian Roubles	1,008	1,172	1,298	1,404	1,460
Total fair value, in thousands of Russian Roubles	6,428	7,476	8,278	8,954	9,312

Summary of movement of awards

The movement of the awards of Series 1 – 3 were as follows:

(number of units)	For the year ended December 31,
	2020	2019
Outstanding at beginning of the period	300	—
Granted during the period	74	300
Forfeited during the period	(3)	—
Outstanding at end of the period	371	300